Collateralized transactions - Assets Owned, Pledged as Collateral (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	¥ 3,297,798		¥ 3,374,749
Non-trading debt securities	74,029		49,811
Investments in and advances to affiliated companies	36,367		37,636
Equities and convertible securities [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	144,165		86,108
Government and government agency securities [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	1,192,329		1,314,277
Bank and corporate debt securities [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	210,042		161,233
Commercial mortgage-backed securities ("CMBS") [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	37,625		33,723
Residential mortgage-backed securities ("RMBS") [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	1,593,777		1,674,898
Collateralized debt obligations ("CDO") and other [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	102,913	[1]	84,065	[1]
Investment trust funds and other [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	12,782		16,335
Deposits with stock exchanges and other segregated cash [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	¥ 4,165		¥ 4,110

[1]	Includes CLO and ABS (such as on credit card loans, auto loans and student loans).